FORM N-23C-3
       [As adopted in release No. IC-19399, April 7, 1993,58 F.R. 19330.]


                        NOTIFICATION OF REPURCHASE OFFER
                    PURSUANT TO RULE 23C-3 [17CFR 270.23C-3]


1. Investment Company Act File Number                   Date of Notification

811-90004                                               February 5, 2003

2. Exact name of investment company as specified in registration statement:

Avalon Capital Inc.

3. Address of principal executive office: (number, street, city, state, zip code)

109 West Union Street, Box 379, Manchester Village, Vermont 05254

4. Check one of the following:

A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of rule 23c-3.
B. [ ] The notification pertains to a discretionary repurchase offer under paragraph ( c ) of rule 23c-3.
C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of rule 23c-3 and a discretionary repurchase offer under paragraph ( c ) of rule 23c-3.



                                     By:
                                        -----------------------------
                                               Stephen Schuyler


                                     Title:
                                           -----------------------------
                                               General Counsel

                              AVALON CAPITAL, INC.
                         109 West Union Street, Box 379
                          Manchester Village, VT 05254



January 31, 2003


Dear Shareholder:

         Avalon Capital, Inc. (the "Company") annually offers to repurchase a percentage of its issued and outstanding stock (the "Shares"). This is a fundamental policy that cannot be changed except with the approval of the Company's shareholders. We are enclosing the Company's Offer to Purchase ("Offer") 39,796 Shares at the net asset value ("NAV") per share determined on February 28, 2003.

         Before you decide whether to tender any or all of your shares in this repurchase offer, you should read the enclosed information carefully. IN PARTICULAR, SHAREHOLDERS OF SMALL LOTS OF SHARES (I.E. LESS THAN 10) WHO DO NOT WISH TO KEEP THEIR SHARES AND/OR WHO DO NOT INTEND TO ADD TO THEIR INVESTMENT IN THE COMPANY, MAY WISH TO TAKE ADVANTAGE OF THIS OPPORTUNITY TO SELL THEIR SHARES BACK TO THE COMPANY AT NET ASSET VALUE. If you decide to participate in this repurchase offer, please complete the enclosed Letter of Transmittal (the "Letter") or contact your broker, dealer, or nominee to effect the tender for you.

         THE LETTER OF TRANSMITTAL AND ALL NECESSARY DOCUMENTS MUST BE COMPLETED, SIGNED AND RECEIVED IN GOOD ORDER BY THE COMPANY'S ADMINISTRATOR, ORBITEX FUND SERVICES, INC. ("OFS") NO LATER THAN 4:00 P.M. (EASTERN TIME) ON FRIDAY, FEBRUARY 28, 2003.

         If you have any questions about the enclosed material, please contact OFS at (631) 470-2600. Thank you for your continued interest in Avalon Capital, Inc.


Sincerely,



Avalon Capital, Inc.

                              AVALON CAPITAL, INC.

                        OFFER TO PURCHASE FOR CASH 39,796
                      OF ITS ISSUED AND OUTSTANDING SHARES
                          AT NET ASSET VALUE PER SHARE


 THE DEADLINE FOR SUBMITTING (OR WITHDRAWING) A TENDER OF SHARES FOR REPURCHASE
    PURSUANT TO THIS OFFER IS 4:00 P.M. (EASTERN TIME) ON FEBRUARY 28, 2003.


To the Holders of Shares of
AVALON CAPITAL, INC.:

Avalon Capital, Inc. (the "Company") is offering to purchase up to 39,796 of its Shares of common stock (the "Shares") for cash at a price equal to their net asset value ("NAV") as of the close of the New York Stock Exchange on February 28, 2003, upon the terms and conditions set forth in this Offer to Purchase and the enclosed Letter of Transmittal which together constitute the "Offer."

If more than 39,796 Shares are duly tendered prior to the expiration of the Offer, the Company may accept an additional amount of Shares not to exceed two percent (2%) of the Shares outstanding on February 28, 2003 (currently 15,918 Shares). If security holders tender more than the repurchase offer amount plus two percent of the outstanding Shares, the Company shall repurchase the Shares tendered on a pro rata basis.

If you desire to tender all or any portion of your Shares, you should either (1) complete and sign the Letter of Transmittal and mail or deliver it along with any Share certificate(s) and any other required documents to the Company's administrator, Orbitex Fund Services, Inc. ("OFS") or (2) request your broker, dealer, commercial bank, trust company or other nominee to effect the transaction for you via a book entry transfer or directly with American Stock Transfer & Trust Company, the Company's transfer agent (the "Depositary").


IMPORTANT: IF YOUR SHARES ARE REGISTERED IN THE NAME OF A BROKER, DEALER, COMMERCIAL BANK, TRUST COMPANY OR OTHER NOMINEE, YOU MUST CONTACT THAT BROKER, DEALER, COMMERCIAL BANK, TRUST COMPANY OR OTHER NOMINEE IF YOU DESIRE TO TENDER YOUR SHARES.

NEITHER THE COMPANY NOR ITS BOARD OF DIRECTORS MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE HIS OR HER OWN DECISION WHETHER TO TENDER SHARES, AND IF SO, HOW MANY SHARES TO TENDER.

NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE COMPANY AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THE OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN OR IN THE LETTER OF TRANSMITTAL.

THIS TRANSACTION HAS NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE FAIRNESS OR MERITS OF SUCH TRANSACTION NOR UPON THE ACCURACY OR ADEQUACY OF THE INFORMATION CONTAINED IN THIS DOCUMENT. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.


Questions and requests for assistance may be directed to Hutner Capital Management, Inc. ("Hutner Capital") or Orbitex Fund Services, Inc. ("OFS") at the addresses and telephone numbers set forth below. Requests for additional copies of this Offer to Purchase and the Letter of Transmittal should be directed to OFS.


January 31, 2003                           AVALON CAPITAL, INC.


INVESTMENT ADVISER:                        ADMINISTRATOR:

Hutner Capital Management, Inc.            Orbitex Fund Services, Inc.
109 West Union Street, Box 379             Hauppauge Corporate Center
Manchester Village, Vermont 05254          150 Motor Parkway, Suite 205
Tel.  (802) 366-8157                       Hauppauge, New York 11788
                                           Tel. (631) 470-2600
                                           Fax  (631) 951-0573

SECTIONS

1.  Number of Shares .................................................. 3
2.  Price.............................................................. 3
3.  Procedure for Tendering Shares..................................... 3
4.  Withdrawal Rights ................................................. 5
5.  Payment for Shares ................................................ 5
6.  Certain Conditions of the Offer ................................... 6
7.  Purpose of the Offer .............................................. 6
8.  Plans or Proposals of the Company ................................. 7
9.  Certain Effects of the Offer ...................................... 7
10. Source and Amount of Funds ........................................ 7
11. Certain Federal Income Tax Consequences ........................... 7
12. Extension of Tender Period; Termination; Amendments ............... 7


1. NUMBER OF SHARES. The Company will, upon the terms and subject to the conditions of the Offer, purchase up to 39,796 of its issued and outstanding Shares that are tendered and not withdrawn before 4:00 p.m. (Eastern time) on February 28, 2003.

On January 24, 2003, there were 795,920 Shares issued and outstanding and there were approximately 209 holders of record of Shares, representing approximately 254 beneficial holders. The Company has been advised that none of the directors, officers or affiliates intend to tender any Shares pursuant to the Offer. This offer is being made to all shareholders of the Company and is not conditioned upon any minimum number of Shares being tendered.

If more than 39,796 Shares are duly tendered prior to the expiration of the Offer, the Company may accept an additional amount of Shares not to exceed two percent (2%) of the Shares outstanding on February 28, 2003 (currently 15,918 Shares). If security holders tender more than the repurchase offer amount the Company shall repurchase the Shares tendered on a pro rata basis.

2. PRICE. The purchase price of the Shares will be their net asset value ("NAV") at the close of the New York Stock Exchange on February 28, 2003.

The NAV of a Share is normally calculated each Friday at the close of the New York Stock Exchange. On January 24, 2003, the NAV was $13.19 per Share.

The Shares are currently traded over the NASDAQ Bulletin Board. On January 24, 2003, the bid and ask prices for a Share were $12.00 and $13.75, respectively.

The NAV of the Company's Shares will be calculated as of the close of the New York Stock Exchange (typically 4:00 p.m. Eastern time) each Friday and each of the five business days preceding February 28, 2003. You can obtain the Company's current NAV and market quotations by calling OFS at (631) 470-2600.

3. PROCEDURE FOR TENDERING SHARES. To tender any of your Shares pursuant to the Offer, you may either: (a) send to OFS, at the address set forth above, any certificates for such Shares, a properly completed and executed Letter of Transmittal and any other documents required therein or (b) request your broker, dealer, commercial bank, trust company or other nominee to effect the transaction for you via a book entry transfer or directly with the Depositary. Please call OFS at (631) 470-2600 to determine whether any additional documents may be required.

THE METHOD OF DELIVERY OF ANY DOCUMENTS, INCLUDING CERTIFICATES FOR SHARES, IS AT THE ELECTION AND RISK OF THE PARTY TENDERING THE SHARES. IF DOCUMENTS ARE SENT BY MAIL, IT IS RECOMMENDED THAT THEY BE SENT BY REGISTERED MAIL, PROPERLY INSURED, WITH RETURN RECEIPT REQUESTED.

A.  PROCEDURES FOR SHAREHOLDERS.

For shareholders to tender Shares effectively pursuant to the Offer, either (i) the certificate Shares, if any, together with a properly completed and duly executed Letter of Transmittal for the Shares being tendered and any other documents required by such Letter of Transmittal must be received by OFS before 4:00 p.m. (Eastern time) on February 28, 2003, or (ii) the Shares must be tendered pursuant to the procedure for book-entry transfer set forth below (and a book-entry confirmation must be received by OFS) before 4:00 p.m. (Eastern time) on February 28, 2003.

Signatures on the Letter of Transmittal need not be guaranteed unless (1) the proceeds for the tendered Shares will amount to $50,000 or more, (2) the Letter of Transmittal is signed by someone other than the registered holder of the Shares tendered therewith or (3) payment for tendered Shares is to be sent to a payee other than the registered owner of such Shares and/or to an address other than that shown in the registration of the Shares. In those instances, all signatures on the Letter of Transmittal must be guaranteed by an eligible guarantor institution such as a bank, broker, dealer, credit union or savings association authorized to guarantee signatures.

Payment for Shares tendered and purchased will be made only after receipt by OFS at its address set forth on page 2 of this Offer to Purchase on or before 4:00 p.m. (Eastern time) on February 28, 2003 of a properly completed and duly executed Letter of Transmittal, Share Certificates (if any) and any other required documents.

IMPORTANT: BENEFICIAL OWNERS OF SHARES REGISTERED IN THE NAME OF A BROKER, DEALER, BANK, TRUST COMPANY OR OTHER NOMINEE OR HELD THROUGH A BOOK-ENTRY FACILITY, SHOULD NOT USE THE LETTER OF TRANSMITTAL. SUCH BENEFICIAL OWNERS SHOULD CALL THEIR NOMINEES OR BOOK-ENTRY TRANSFER FACILITY PARTICIPANTS IF THEY DESIRE TO TENDER SHARES.

B. PROCEDURES FOR BROKERS, DEALERS, COMMERCIAL BANKS, TRUST COMPANIES AND
NOMINEES:

You should transmit this Offer to your clients for whom you hold Shares registered in your name (or in the name of your nominee) or who hold Shares registered in their own names. The Letter of Transmittal must be completed as described above for accounts which are registered in your clients' name. Such Letter of Transmittal is also to be used by your firm for tendering Shares directly with OFS and it must be signed by an authorized officer of your firm and signature guaranteed.

Accounts will be established at The Depository Trust Company, the Midwest Securities Trust Company and the Philadelphia Depository Trust Company (collectively referred to herein as the "Book-Entry Transfer Facilities", or individually, as a "Book-Entry Transfer Facility") for purposes of the Offer within two business days after the date of this Offer. Any financial institution that is a participant in a Book-Entry Transfer Facility may make book-entry delivery of Shares by causing such Book-Entry Transfer Facility to transfer such Shares into the account, in accordance with such Book-Entry Transfer Facility's procedure for such transfer. Although delivery of Shares may be effected through a book-entry transfer at a Book-Entry Facility, a properly completed and duly executed letter of Transmittal for the Shares being tendered, and any other documents required by such Letter of Transmittal, must be received by OFS by 4:00 p.m. (Eastern time) on February 28, 2003.

C.  DETERMINATIONS OF VALIDITY.

All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders will be determined by the Company, in its sole discretion, whose determination shall be final and binding. The Company reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or the acceptance of or payment for which would, in the opinion of the Company's counsel, be unlawful. The Company also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender with respect to any particular Shares or any particular shareholder, and the Company's interpretations of the terms and conditions of the Offer will be final and binding. Unless waived, any defects or irregularities in connection with tenders must be cured within such times as the Company shall determine. Tenders will not be deemed to have been made until the defects or irregularities have been cured or waived. Neither the Company, Hutner Capital, OFS, or any other person shall be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give such notice.

D.  TENDER CONSTITUTES AN AGREEMENT.

A tender of Shares made pursuant to any one of the procedures set forth above will constitute an agreement between the tendering shareholder and the Company in accordance with the terms and subject to the conditions of the Offer.

4. WITHDRAWAL RIGHTS. You may withdraw a tender of Shares at any time before 4:00 p.m. (Eastern time) on February 28, 2003, and, if the Shares have not yet been accepted for payment by the Company, at any time after February 28, 2003. After that time, tenders made pursuant to the Offer will become irrevocable.

A withdrawal will be effective only if a written, telegraphic or facsimile transmission notice of withdrawal is timely received by OFS at the address set forth above. Any notice of withdrawal must specify the name of the person having deposited the Shares to be withdrawn, the number of Shares to be withdrawn, and, if the certificates representing such Shares have been delivered or otherwise identified to OFS, the name of the registered holder(s) of such Shares as set forth in such certificates and the number of Shares to be withdrawn. If the certificates have been delivered to OFS, then, prior to the release of such certificates, you must also submit the certificate numbers shown on the particular certificates evidencing such Shares and the signature on the notice of the withdrawal must be guaranteed by an Eligible Institution. All questions as to the form and validity (including time of receipt) of notices of withdrawal will be determined by the Company in its sole discretion, whose determination shall be final and binding. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. Withdrawn Shares may be re-tendered, however, by following one of the procedures described in Section 2 before 4:00 p.m. (Eastern time) on February 28, 2003.

5. PAYMENT FOR SHARES. For purposes of the Offer, the Company will be deemed to have accepted for payment (and hereby purchased) Shares which are tendered as, if and when it gives oral or written notice to OFS of its election to purchase such Shares.

Payment for Shares will be made by OFS to tendering shareholders as directed by the Company within seven days after the Shares are accepted for repurchase. If more than 39,796 Shares are duly tendered and a determination is made to accept Shares for repurchase on a pro rata basis, there may be a delay in payment because of the difficulty in determining the precise number of Shares validly tendered. In the event of proration, the Company will not pay for Shares until the final proration factor is known.

Certificates for Shares not purchased by the Company (see Sections 1 and 6), or for Shares not tendered included in certificates forwarded to OFS, will be returned promptly following the termination, expiration or withdrawal of the Offer, without expense to the tendering shareholder.

The Company will pay all transfer taxes, if any, payable on the transfer to it of Shares purchased pursuant to the Offer. If, however, payment of the purchase price is to be made to, or (in the circumstances permitted by the Offer) if unpurchased Shares are to be registered in the name of any person other than the registered holder, or if tendered certificates are registered in the name of any person other than the person signing the Letter of Transmittal, the amount of any such transfer taxes (whether imposed on the registered holder or such other person) payable on account of the transfer to such person will be deducted from the purchase price unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted. The Company will not pay any interest on the purchase price under any circumstances.

A TENDERING SHAREHOLDER OR OTHER PAYEE WHO FAILS TO COMPLETE FULLY AND SIGN THE FORM W-9 INCLUDED WITH THE LETTER OF TRANSMITTAL MAY BE SUBJECT TO REQUIRED FEDERAL INCOME TAX WITHHOLDING OF 31% OF THE GROSS PROCEEDS PAID TO SUCH SHAREHOLDER OR OTHER PAYEE PURSUANT TO THE OFFER. SEE SECTION 11.

6. CERTAIN CONDITIONS OF THE OFFER. The Company shall not be required to accept for payment or pay for any Shares tendered, and may terminate or amend the Offer; postpone the acceptance for payment of or payment for Shares tendered, or, if more than 39,796 Shares are tendered, accept Shares for payment on a pro rata basis, upon vote of a majority of the Directors, including a majority of the Directors who are not interested persons of the Company under any of the following conditions:

         (1) the repurchase, if consummated, would impair the Company's status as a regulated investment company under the Internal Revenue Code (which would make the Company a taxable entity, causing the Company's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Company);

         (2) the repurchase would cause the Company's Shares to no longer be eligible to be quoted on the Nasdaq Bulletin Board;

         (3) for any period during which the Nasdaq Bulletin Board is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

         (4) for any period during which an emergency exists as a result of which disposal by the Company of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Company fairly to determine the value of its net assets; or

         (5) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the Company.

         If the Board of Directors of the Company determines to terminate or amend the Offer or to postpone the acceptance for payment of or payment for Shares tendered, it will, to the extent necessary, extend the period of time during which the Offer is open (See Section 12). Moreover, in the event any of the foregoing conditions are modified or waived in whole or in part at any time, the Company will promptly make a public announcement of such waiver and may, depending on the materiality of the modification or waiver, extend the Offer period.

7. PURPOSE OF THE OFFER. Shares of closed-end investment companies traded on a secondary market such as the Nasdaq Bulletin Board frequently trade at a discount from, or premium to, the NAV per share. In recognition of the possibility that its Shares might trade at a discount, the Company has a fundamental policy, that may only be changed with shareholder approval, to repurchase not less than five nor more than twenty-five percent of its common stock at NAV on the last business day of February of each year. The percentage of Shares to be repurchased is within the sole discretion of the Board of Directors of the Company. The Directors have determined that it would be in the best interest of shareholders for the Company to take action to reduce or eliminate any market value discount from NAV that might exist by offering to repurchase up to five percent of the Shares outstanding as of January 24, 2003. There can be no assurance that repurchase offers will result in the Shares trading at a price which is equal to their NAV.

8. PLANS OF THE COMPANY. The Company has no present plans which relate to, or would result in, any extraordinary corporate transaction such as a merger, reorganization, or liquidation involving the Company; a sale or transfer of a material amount of assets of the Company; any material changes in the Company's present capitalization (except as resulting from the Offer or otherwise set forth herein); or, any other material changes in the Company's corporate structure or business.

9. CERTAIN EFFECTS OF THE OFFER. The purchase of Shares pursuant to the Offer will have the effect of increasing the proportionate interest in the Company of shareholders who do not tender their Shares. If you retain your Shares, however, you will be subject to any increased risks that may result from the reduction in the Company's aggregate assets resulting from payment for the Shares, E.G., greater volatility due to decreased diversification and higher expenses. All Shares purchased by the Company pursuant to the Offer will be retired by the Board of Directors of the Company.

10. SOURCE AND AMOUNT OF FUNDS. The total cost to the Company of purchasing 39,796 Shares pursuant to the Offer will be approximately $525,000. If, in the sole discretion of the Company, the additional two percent (2%) is purchased, the cost to the Company will be approximately $735,000. The Company anticipates that the purchase price for any Shares acquired pursuant to the Offer will first be derived from cash on hand, such as proceeds from the sale of cash equivalents held by the Company.

11. CERTAIN FEDERAL INCOME TAX CONSEQUENCES. The following discussion is a general summary of the federal income tax consequences of a sale of Shares pursuant to the Offer. It does not address all federal income tax considerations that may be relevant to particular shareholders in light of their specific circumstances, such as shareholders who are dealers in securities, foreign persons or tax-exempt entities, nor does it address any aspects of state, local, foreign or other tax laws. You should consult your own tax adviser for a complete description of the tax consequences to you of a sale of Shares pursuant to the Offer.

A shareholder who, pursuant to the Offer, tenders all Shares owned or considered owned by such shareholder will realize a taxable gain or loss depending upon the shareholder's basis in the Shares. Such gain or loss will be treated as capital gain or loss if the Shares are capital assets in the shareholder's hands and will be long-term or short-term depending upon the shareholder's holding period for the Shares. If a tendering shareholder tenders less than all Shares owned by and attributed to such shareholder (or if the Company purchases only some of the Shares tendered by a shareholder), and if the distribution to such shareholder does not otherwise qualify as an exchange, the proceeds received will be treated as a dividend, return of capital or capital gain depending on the Company's earnings and profits and the shareholder's basis in the tendered Shares. There is a risk that non-tendering shareholders may be considered to have received a deemed distribution as a result of the repurchase by the Company of tendered Shares and that such distribution may be taxable as a dividend in whole or in part.

12. EXTENSION OF TENDER PERIOD; TERMINATION; AMENDMENTS. The Company reserves the right, at any time and from time to time, to extend the period of time during which the Offer is pending by making a public announcement thereof. In the event that the Company so elects to extend the tender period, the NAV for the Shares tendered will be determined as of the close of the New York Stock

Exchange on the extended deadline date. During any such extension, all Shares previously tendered and not purchased or withdrawn will remain subject to the Offer. Without limiting the manner in which the Company may choose to make a public announcement of extension or amendment, except as provided by applicable law, the Company shall have no obligation to publish, advertise or otherwise communicate any such public announcement, other than by making a release to the Dow Jones News Service.

                              LETTER OF TRANSMITTAL

                         To Be Used To Tender Shares Of

                              AVALON CAPITAL, INC.

                        Pursuant to the Offer to Purchase
                             Dated January 31, 2003
                              ---------------------

            THE DEADLINE FOR SUBMITTING (OR WITHDRAWING) A TENDER OF
              SHARES FOR REPURCHASE IS 4:00 P.M. (EASTERN TIME) ON
                               FEBRUARY 28, 2003.
                              ---------------------

            PLEASE COMPLETE AND SUBMIT THIS LETTER OF TRANSMITTAL TO:

                           Orbitex Fund Services, Inc.
                           Hauppauge Corporate Center
                          150 Motor Parkway, Suite 205
                            Hauppauge, New York 11788
                               Fax (631) 951-0573

         DELIVERY TO ANOTHER ADDRESS DOES NOT CONSTITUTE VALID DELIVERY.

IF YOUR SHARES ARE REGISTERED IN THE NAME OF A BROKER, DEALER, COMMERCIAL BANK, TRUST COMPANY OR OTHER NOMINEE, YOU MUST CONTACT THAT BROKER, DEALER, COMMERCIAL BANK, TRUST COMPANY OR OTHER NOMINEE IF YOU DESIRE TO TENDER YOUR SHARES.


The Letter of Transmittal is to be completed by shareholders only if Shares are being tendered herewith or if Shares are being tendered by book-entry transfer to the account maintained by American Stock Transfer & Trust Company, the Company's transfer agent (the "Depositary"), at The Depository Trust Company ("DTC"), the Midwest Securities Trust Company ("MSTC") and the Philadelphia Depository Trust Company ("PDTC") (collectively referred to herein as the "Book-Entry Transfer Facilities", or individually as a "Book-Entry Transfer Facility"). Delivery of documents to a Book-Entry Transfer Facility does not constitute delivery to Orbitex Fund Services, Inc. See Instruction 2.

Capitalized terms used in this Letter of Transmittal are defined in the Offer to Purchase.

               PLEASE READ THE ACCOMPANYING INSTRUCTIONS CAREFULLY



   THIS FORM AND ANY NECESSARY DOCUMENTATION MUST BE RECEIVED BY ORBITEX FUND
      SERVICES, INC. AT THE ABOVE ADDRESS, IN GOOD ORDER, BY 4:00 P.M. ON
                               FEBRUARY 28, 2003.

To Whom it May Concern:

         The undersigned hereby tenders to Avalon Capital, Inc., a closed-end investment company organized as a Maryland corporation (the "Company"), the Shares described below of its common stock, $0.001 par value per share, at a price equal to the net asset value per share ("NAV") calculated on February 28, 2003, in cash upon the terms and conditions set forth in the Offer to Purchase dated January 31, 2003, receipt of which is hereby acknowledged, and in this Letter of Transmittal.

         The undersigned hereby sells to the Company all Shares tendered hereby that are purchased pursuant to the Offer and hereby irrevocably constitutes and appoints the Depositary as attorney in fact of the undersigned, with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest), to present such Shares and any share certificates for cancellation of such Shares on the Company's books. The undersigned hereby warrants that the undersigned has full authority to sell the Shares tendered hereby and that the Company will acquire good title thereto, free and clear of all liens, charges, encumbrances, conditional sales agreements or other obligations relating to the sale thereof, and not subject to any adverse claim, when and to the extent the same are purchased by it. Upon request, the undersigned will execute and deliver any additional documents necessary to complete the sale in accordance with the terms of the Offer.

-------------------------------------------------------------------------------------------------------------------------

                                DESCRIPTION OF SHARES TENDERED FOR REDEMPTION AT NET ASSET VALUE
                                                   (See Instructions 3 and 4)
-------------------------------------------------------------------------------------------------------------------------
Check One:
      [ ] Partial Tender -- Only the number of Shares or dollars reflected below are to be tendered.
      [ ] Complete Tender -- All Shares (certificated and uncertificated) are to be tendered.
--------------------------------------------------------------------------------
 Name(s) and Address(es) of Registered Holder(s)                                      Certificate(s) Tendered
(Please Fill in Exactly the Name(s) in Which Shares Are Registered)          (attach additional schedule if necessary)
----------------------------------------------------------------------  -------------------------------------------------

                                                                         Certificate        No. of        No. of Shares
                                                                            No.(s)*         Shares         Tendered**
------------------------------------------------------------------      --------------- ---------------- ----------------

------------------------------------------------------------------      --------------- ---------------- ----------------

------------------------------------------------------------------      --------------- ---------------- ----------------

------------------------------------------------------------------
                                                                        --------------- ---------------- ----------------

------------------------------------------------------------------      -------------------------------------------------
ACCOUNT NO.
                                                                        Total Shares Tendered          or all
                                                                                             ----------
------------------------------------------------------------------      -------------------------------------------------
Daytime Telephone Number (     )                                        Or Total Dollars Tendered $
                         -----------------                                                         ---------------
                                                                        -------------------------------------------------
 *    Need not be completed by shareholders whose Shares are not evidenced by certificates.

**    To be completed by all tendering shareholders, whether or not your Shares are evidenced by certificates. IF YOU DESIRE TO TENDER FEWER THAN ALL
      SHARES HELD IN YOUR ACCOUNT OR EVIDENCED BY A CERTIFICATE LISTED ABOVE,
      PLEASE INDICATE IN THIS COLUMN THE NUMBER YOU WISH TO TENDER. OTHERWISE
      ALL SHARES EVIDENCED BY SUCH CERTIFICATE OR HELD IN YOUR ACCOUNT WILL BE
      DEEMED TO HAVE BEEN TENDERED.
-------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------
                                      BOXES BELOW FOR USE BY ELIGIBLE INSTITUTIONS ONLY
-------------------------------------------------------------------------------------------------------------------------
      CHECK HERE IF TENDERED SHARES ARE BEING DELIVERED BY BOOK-ENTRY
      TRANSFER MADE TO THE ACCOUNT MAINTAINED BY THE DEPOSITARY WITH DTC AND
      COMPLETE THE FOLLOWING (ONLY PARTICIPANTS IN THE BOOK-ENTRY TRANSFER
      FACILITY MAY DELIVER SHARES BY BOOK-ENTRY TRANSFER)

      Name of Tendering Institution ...........................................................................
      DTC Account Number ......................................................................................
      Transaction Code Number .................................................................................
-------------------------------------------------------------------------------------------------------------------------

           The check for the purchase price for the tendered Shares should be issued to the order of the undersigned and mailed to the address indicated on the previous page unless otherwise indicated under the Special Payment Instructions or Special Delivery Instructions below.

-------------------------------------------------------        -----------------------------------------------------
      SPECIAL PAYMENT OR DELIVERY INSTRUCTIONS
          (SEE INSTRUCTIONS 4, 5, 6 AND 7)                                      MAIN SIGNATURE FORM
                                                                                     SIGN HERE
      To be completed ONLY if certificates for
unpurchased Shares and/or any check or federal funds                        (SEE INSTRUCTIONS 1 AND 5)
wire* are to be issued in the name of or sent to
someone other than the undersigned.                            ...................................................

                                                               ...................................................
Issue: [  ]  Check or  [  ]                                   (SIGNATURE(S) OF OWNER(S) EXACTLY AS REGISTERED)
Federal funds wire* to:


Name(s) ...........................................            Date ........................, 2003
                   (PLEASE PRINT)

Address............................................            Name(s) ...........................................


....................................................            ...................................................
                 (INCLUDE ZIP CODE)                                               (PLEASE PRINT)

....................................................            Telephone Number (    )......................................
              SIGNATURE(S) OF PAYEE(S)

                                                               Signature(s)
....................................................            Guaranteed* .......................................


Account # (If Applicable) .........................
                                                               *   Must be obtained from an eligible guarantor
                                                               institution such as a bank, broker, dealer, credit  union
ABA # (If Applicable) .............................            or savings association authorized to guarantee signatures.
                                                               See Instruction 1.

....................................................
  (TAX IDENTIFICATION OR SOCIAL SECURITY NUMBER(S))

* PROCEEDS MUST EXCEED $5,000 IN ORDER TO BE WIRED TO
YOUR BANK.
-------------------------------------------------------        -----------------------------------------------------


                                  INSTRUCTIONS

              FORMING PART OF THE TERMS AND CONDITIONS OF THE OFFER

THIS LETTER OF TRANSMITTAL IS TO BE USED ONLY IF YOU DESIRE TO EFFECT THE TENDER OFFER TRANSACTION YOURSELF AND DO NOT INTEND TO REQUEST YOUR BROKER, DEALER OR OTHER SELLING GROUP MEMBER TO EFFECT THE TRANSACTION FOR YOU.

         1. GUARANTEE OF SIGNATURES. If the Letter of Transmittal is signed by the registered holder of the Shares, the payment of the tender offer proceeds are to be sent to the registered owner of the Shares and to the address shown in the share registration and that address has not changed within the previous six months and the tender offer proceeds will be less than $50,000, no signature guarantee is required. In all other cases, all signatures on this Letter of Transmittal must be guaranteed by an eligible signature guarantor such as a bank, broker, dealer, credit union or savings association authorized to guarantee signatures.

         2. DELIVERY OF LETTER OF TRANSMITTAL AND SHARES OR BOOK-ENTRY CONFIRMATIONS. Shareholders should mail or deliver Shares or confirmation of any book-entry transfer of Shares into the Depositary's account with a Book-Entry Transfer Facility to the Depositary at the appropriate address set forth herein pursuant to the procedure set forth in Section 3 of the Offer, together with a properly completed and duly executed Letter of Transmittal and any other documents required by this Letter of Transmittal. Shares or such confirmation must be received by the Depositary on or prior to the Expiration Date.

         THE METHOD OF DELIVERY OF SHARES AND OTHER DOCUMENTS IS AT THE ELECTION AND RISK OF THE TENDERING SHAREHOLDER. IT IS RECOMMENDED THAT SHARES DELIVERED BY MAIL BE SENT BY REGISTERED MAIL WITH RETURN RECEIPT REQUESTED, PROPERLY INSURED, IN SUFFICIENT TIME TO PERMIT RECEIPT BY THE DEPOSITARY ON OR PRIOR TO FEBRUARY 28, 2003. FOR ASSISTANCE REGARDING METHOD OF DELIVERY OF SHARES, CALL ORBITEX FUND SERVICES, INC. AT (631) 470-2600.

         3. INADEQUATE SPACE. If the space provided is inadequate, the certificate numbers and number of Shares should be listed on a separate signed schedule attached hereto.

         4. PARTIAL TENDERS. If fewer than all of the Shares evidenced by any certificate submitted are to be tendered, fill in the number of Shares which are to be tendered in the column entitled "No. of Shares Tendered." A new certificate for the remainder of the Shares evidenced by your old certificate(s) will be sent to you, unless otherwise specified in the "Special Payment Instructions" or "Special Delivery Instructions" boxes on this Letter of Transmittal, as soon as practicable under the Expiration Date of the Offer. All Shares represented by certificates listed are deemed to have been tendered unless otherwise indicated.

         5. SIGNATURES ON LETTER OF TRANSMITTAL, AUTHORIZATIONS AND
ENDORSEMENTS.

         (a) If this Letter of Transmittal is signed by the registered holder of the Shares tendered hereby, the signature(s) must correspond with the name(s) in which the Shares are registered.

         (b) If the Shares are held of record by two or more joint holders, all such holders must sign this Letter of Transmittal.

         (c) If any tendered Shares are registered in different names it will be necessary to complete, sign and submit as many separate Letters of Transmittal as there are different registrations of Shares.

         (d) When this Letter of Transmittal is signed by the registered holder(s) of the Shares listed and, if applicable, of the certificates transmitted hereby, no endorsements of certificates or separate authorizations are required. If, however, the unpurchased Shares are to be registered in the name of any person other than the registered holder(s) or any certificates for unpurchased Shares are to be issued to a person other than the registered holder(s), then the Letter of Transmittal and, if applicable, the certificates transmitted hereby must be endorsed or accompanied by appropriate authorizations, in either case signed exactly as the name(s) in which the Shares are registered.

         (e) If this Letter of Transmittal or any certificates or authorizations are signed by trustees, executors, administrators, guardians, attorneys in fact, officers of corporations or others acting in a fiduciary or representative capacity, such persons should so indicate when signing, and must submit proper evidence satisfactory to the Company of their authority so to act.

         6. TRANSFER TAXES. The Company will pay all the taxes, if any, payable on the transfer to it of Shares, purchased pursuant to the Offer. If, however, payment of the purchase price is to be made to, or (in the circumstances permitted by the Offer) if unpurchased Shares are to be registered in the name of any person other than the registered holder, or if tendered certificates are registered in the name of any person other than the person(s) signing this Letter of Transmittal, the amount of any transfer taxes (whether imposed on the registered holder or such other person) payable on account of the transfer to such person will be deducted from the purchase price unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

         7. SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS. If certificates for unpurchased Shares and/or checks are to be issued in the name of a person other than the signer of this Letter of Transmittal or if such certificates and/or checks are to be sent to someone other than the signer of this Letter of Transmittal, the appropriate boxes on this Letter of Transmittal should be completed.

         8. IRREGULARITIES. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of any tender of Shares will be determined by the Company, whose determination shall be final and binding. The Company reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or the acceptance of or payment for which would, in the opinion of the Company's counsel, be unlawful. The Company also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender with respect to any particular Shares or any particular shareholder, and the Company's interpretations of the terms and conditions of the Offer (including these instructions) will be final and binding. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Company shall determine. Tenders will not be deemed to have been made until all defects and irregularities have been cured or waived. Neither the Company, Hutner Capital, Orbitex Fund Services, Inc., nor any other person shall be obligated to give notice of defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

         9. IMPORTANT TAX INFORMATION. Under Federal income tax law, a shareholder whose tendered Shares are accepted for payment must provide Orbitex Fund Services, Inc. (as payer) with a correct taxpayer identification number, which is accomplished by completing and signing the Substitute Form W-9 on the front of this letter.

         10. ADDITIONAL COPIES. Additional copies of the Offer to Purchase and this Letter of Transmittal may be obtained from Orbitex Fund Services, Inc., 150 Motor Parkway, Suite 205, Hauppauge, New York 11788, or by telephoning (631) 470-2600.